Prepaid expenses and other current assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Prepaid expenses and other current assets
Advances to suppliers		$ 283,340	$ 198,174	$ 87,536
Advances to components suppliers		209,557	67,446	220,095
Other prepaid expenses		115,054	40,655	56,146
Prepaid insurance		88,941	76,896	68,712
Sales commission to travel agencies		84,239	59,620	54,501
Advances for constructions of aircraft and engines				13,764
Total	$ 41,450	$ 781,131	$ 442,791	$ 500,754